iShares
®
U.S. Broker-Dealers & Securities Exchanges ETF
Schedule of Investments
(unaudited)
December 31, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Financial Exchanges & Data  —  52 .0%
Cboe Global Markets, Inc. .................... 76,602 $ 13,678,053
CME Group, Inc. , Class A .................... 82,063 17,282,468
Coinbase Global, Inc. , Class A
(a)
................ 112,898 19,635,220
Donnelley Financial Solutions, Inc.
(a) (b)
............ 17,993 1,122,223
FactSet Research Systems, Inc. ................ 27,567 13,150,837
Intercontinental Exchange, Inc. ................ 159,548 20,490,750
MarketAxess Holdings, Inc. ................... 27,485 8,048,982
Moody's Corp. ............................ 47,081 18,387,955
Morningstar, Inc. .......................... 18,890 5,407,074
MSCI, Inc. , Class A ........................ 35,050 19,826,032
Nasdaq, Inc. ............................. 246,996 14,360,347
Open Lending Corp.
(a) (b)
...................... 71,892 611,801
S&P Global, Inc. .......................... 143,735 63,318,142
Tradeweb Markets, Inc. , Class A ................ 83,191 7,560,398
222,880,282
a
Investment Banking & Brokerage  —  47 .8%
B Riley Financial, Inc.
(b)
...................... 12,217 256,435
BGC Group, Inc. , Class A
(b)
................... 280,778 2,027,217
Charles Schwab Corp. (The) .................. 355,552 24,461,978
Evercore, Inc. , Class A ...................... 25,139 4,300,026
Goldman Sachs Group, Inc. (The) .............. 144,636 55,796,230
Houlihan Lokey, Inc. , Class A .................. 37,426 4,487,752
Interactive Brokers Group, Inc. , Class A
(b)
.......... 77,607 6,433,620
Jefferies Financial Group, Inc. ................. 122,093 4,933,778
Lazard, Inc. , Class A ........................ 81,819 2,847,301
LPL Financial Holdings, Inc.
(b)
................. 54,822 12,478,584
Moelis & Co. , Class A ....................... 48,860 2,742,512
Morgan Stanley ........................... 560,539 52,270,262
Security Shares Value
a
Investment Banking & Brokerage (continued)
Piper Sandler Companies .................... 10,921 $ 1,909,755
PJT Partners, Inc. , Class A
(b)
.................. 16,345 1,665,065
Raymond James Financial, Inc. ................ 136,342 15,202,133
Robinhood Markets, Inc. , Class A
(a) (b)
............. 374,641 4,772,926
Stifel Financial Corp. ....................... 73,970 5,115,026
StoneX Group, Inc.
(a)
....................... 19,494 1,439,242
Virtu Financial, Inc. , Class A ................... 65,764 1,332,379
204,472,221
a
Total Long-Term Investments — 99.8%
(Cost: $ 393,541,100 ) ................................ 427,352,503
a
Short-Term Securities
Money Market Funds  —  0 .7%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.54%
(c) (d) (e)
............................ 2,341,377 2,342,782
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.33%
(c) (d)
............................. 510,343 510,343
a
Total Short-Term Securities — 0.7%
(Cost: $ 2,853,037 ) .................................. 2,853,125
Total Investments — 100.5%
(Cost: $ 396,394,137 ) ................................ 430,205,628
Liabilities in Excess of Other Assets — ( 0 .5 ) % ............... (2,023,547)
Net Assets — 100.0% ................................. $ 428,182,081
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
  Shares Held
at 12/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 5,372,007  $ —  $ (3,029,062)
(a)
$ (672) $ 509  $ 2,342,782  2,341,377  $ 51,231
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 2,515,774  —  (2,005,431)
(a)
—  —  510,343  510,343  24,817  —
$ (672) $ 509
$ 2,853,125
$ 76,048  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
U.S. Broker-Dealers & Securities Exchanges ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ......................................................... 5 03/15/24 $ 586 $ 7,524
E-Mini Russell 2000 Index ................................................................ 3 03/15/24 307 156
$ 7,680
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 427,352,503  $ —  $ —  $ 427,352,503
Short-Term Securities
Money Market Funds ...................................... 2,853,125  —  —  2,853,125
$ 430,205,628  $ —  $ —  $ 430,205,628
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 7,680  $ —  $ —  $ 7,680
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.